COMMITMENTS AND CONTINGENCIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) ft²	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Operating lease rent expense	$ 74,178	$ 72,400	$ 294,646	$ 286,539
Research And Development Space [Member]
Offices and manufacturing facility area | ft²			1,350
Operating lease rent expense			$ 1,000
Office And Warehouse Space [Member]
Offices and manufacturing facility area | ft²	2,227		6,547
Operating lease rent expense			$ 4,763
Offices And Manufacturing Facility [Member]
Offices and manufacturing facility area | ft²	25,000		25,000
Operating lease rent expense			$ 19,997